Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

January 3, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	ML of New York Variable Annuity Separate Account D

ML of New York IRA Annuity – Registration No. 333-98283

ML of New York Investor Choice – IRA Series – Registration No. 333-197167

Commissioners:

Transamerica Financial Life Insurance Company (the “Company”), on behalf of Registrant, has sent or will send to contract owners the annual/semi-annual reports for the period ended October 31, 2016, for the following underlying mutual funds (“Funds”) in which Registrant invests:

Annual Report Mailings:

Invesco American Franchise Fund, SEC File No. 811-09913

Invesco Charter Fund, SEC File No. 811-01424

AB Growth and Income Fund, SEC File No. 811-00126

American Century Ultra Fund, SEC File No. 811-00816

BlackRock Global Allocation Fund, Inc., SEC File No. 811-05576

BlackRock Large Cap Core Fund, SEC File No. 811-09637

BlackRock Large Cap Growth Fund, SEC File No. 811-09637

BlackRock Large Cap Value Fund, SEC File No. 811-09637

Eaton Vance Floating-Rate Fund, SEC File No. 811-04015

Fidelity Advisor Series VIII – Advisor Overseas Fund, SEC File No. 811-03855

Federated Kaufman Fund, SEC File No. 811-04017

Lord Abbett Affiliated Fund, Inc., SEC File No. 811-00005

Oppenheimer Quest for Value Funds – Oppenheimer Fundamental Alternatives Fund, SEC File No. 811-05225

Pioneer High Yield Fund, SEC File No. 811-09685

The Putnam Fund for Growth and Income, SEC File No. 811-00781

TA Flexible Income, SEC File No. 811-04556

TA Diversified Focused, SEC File No. 811-04556

TA US Growth, SEC File No. 811-04556

TA Small/Mid Cap Value, SEC File No. 811-04556

Janus Forty Fund, SEC File No. 811-01879

Janus Enterprise Fund, SEC File No. 811-01879

Semi-Annual Report Mailings:

Ready Assets Government Liquidity Fund, SEC File No.: 811-02556

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

an AEGON company

Home Office: Harrison, NY Administrative Office: 4333 Edgewood Road NE Cedar Rapids, IA 52499

The Company understands that the Funds have filed or will file their annual/semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (800) 346-3677, extension 122-5216

Very truly yours,

/s/ Alison Ryan
Alison Ryan

an AEGON company